SUPPLEMENT TO THE FIDELITY(registered trademark) ADVISOR
DOMESTIC EQUITY FUNDS CLASS A, CLASS T, CLASS B, AND CLASS C FEBRUARY
26, 1999
REVISED DECEMBER 29, 1999 PROSPECTUS

Effective February 1, 2000, the following information replaces similar information found in the "Fund Management" section beginning on page 33.

Bettina Doulton is vice president and manager of Advisor Growth Opportunities, which she has managed since February 2000. She also manages another Fidelity fund. Since joining Fidelity in 1986, Ms. Doulton has worked as a research assistant, analyst and manager.

SUPPLEMENT TO THE FIDELITY(registered trademark) ADVISOR
DOMESTIC EQUITY FUNDS INSTITUTIONAL CLASS FEBRUARY 26, 1999 REVISED DECEMBER 29, 1999 PROSPECTUS

Effective February 1, 2000, the following information replaces similar information found in the "Fund Management" section beginning on page 31.

Bettina Doulton is vice president and manager of Advisor Growth Opportunities, which she has managed since February 2000. She also manages another Fidelity fund. Since joining Fidelity in 1986, Ms. Doulton has worked as a research assistant, analyst and manager.